Shareholder Report, Holdings (Details) - Pinnacle Value Fund	Jun. 30, 2024
Gulf Island [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Unifi [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Hurco Cos [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Culp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Bristow Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Weyco Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
First Acceptance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Seacor Marine [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Stealthgas [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Dorian Lpg [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Govt Money Mkt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Consumer Goods [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Construction Fabrication [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Industrial Goods [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Closed End And E T F [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%